Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of Basic Loss Per Share	Basic and diluted losses per share reflecting the effect of the issuance of ordinary shares by the Company are presented as follows:

	Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000
Loss attributable to owners of the Company (RMB’000)	(942,481)	(401,281)
Weighted average number of ordinary shares outstanding	46,935,542	55,064,947
Basic loss per share (RMB)	(20.1)	(7.3)